Impairment testing	12 Months Ended
Dec. 31, 2021
Impairment testing

13	Impairment testing

Midatech Pharma (Wales) Ltd

Details of goodwill and IPRD allocated to the acquired cash generating unit and the valuation basis are as follows:

	Indefinite lived
	IPRD carrying amount			Goodwill carrying amount
Name	2021 £’000	2020 £’000	2019 £’000	2021 £’000	2020 £’000	2019 £’000	Valuation Basis
CGU – Midatech Pharma (Wales) Ltd	–	–	9,300	–	–	2,291	Value in use

As a result of the Board’s decision to terminate its MTD201 program in March 2020 an impairment charge of £11.6m was recorded in that year in the assets of Midatech Pharma (Wales) Ltd (‘MPW’) CGU. The impairment charge was £9.3m of IPRD and £2.3m acquired goodwill. See note 2.

The assets of MPW were valued as at 31 December 2019 were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 12-13 year risk adjusted cash flow forecasts, in line with patent life, that had been approved by the Board. A period longer than 5 years was appropriate on the basis that the investment was long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long term growth rate of Nil was used.

The key assumptions used in the valuation model examining the MPW Ltd cash generating unit include the following:

Schedule of key assumptions used

Assumptions	2021	2020	2019
Pre-tax discount rate	n/a	n/a	18.4%
Cumulative probability of success of projects	n/a	n/a	81%

The discount rate is an estimated market-based weighted average cost of capital for the MPW business, determined at the date of acquisition. Cumulative probability of success of projects is the product of the probability of success of each remaining major phase of development for each individual IPRD component. These phase probabilities were determined by management with reference to the risks associated with each remaining development stage.

Sensitivity analysis

If any one of the following changes were made to the above key assumptions, the carrying value and recoverable amount would be equal.

Assumptions	2021	2020	2019
Pre-tax discount rate for all projects	n/a	n/a	increase to 21%
Cumulative probability of success of project	n/a	n/a	59%